Related party transactions and balances - Schedule of Key management personnel of the Group comprise the directors (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Related party transactions and balances
Short-term employee benefits	$ 384,221	$ 365,710	$ 1,900,084
Provision for end of service benefits			271,009
Share-based payments	2,013,773	93,667	201,932
Compensation of key management personnel	$ 2,397,994	$ 459,377	$ 2,373,025
No. of key management | employee	3	3	7